Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary shares Class A		Ordinary shares Class B		Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive Income	Total
Balance at Dec. 31, 2024		$ 1	[1]	$ 1	[1]	$ 17,405	$ 3,193	$ 33,138	$ 3,148	$ 56,886
Balance (in Shares) at Dec. 31, 2024	[1]	27,566		26,316
Net loss			[1]		[1]			(8,039)		(8,039)
Share-based compensation			[1]		[1]	8,645				8,645
Share-based compensation (in Shares)	[1]	5,353
Foreign currency translation adjustment			[1]		[1]				695	695
Balance at Jun. 30, 2025		$ 1	[1]	$ 1	[1]	26,050	3,193	25,099	3,843	58,187
Balance (in Shares) at Jun. 30, 2025	[1]	32,919		26,316
Balance at Dec. 31, 2025		$ 1	[1]	$ 1	[1]	26,050	3,193	24,886	3,773	57,904
Balance (in Shares) at Dec. 31, 2025	[1]	32,919		26,316
Net loss			[1]		[1]			(1,040)		(1,040)
Foreign currency translation adjustment			[1]		[1]				726	726
Balance at Jun. 30, 2026		$ 1	[1]	$ 1	[1]	$ 26,050	$ 3,193	$ 23,846	$ 4,499	$ 57,590
Balance (in Shares) at Jun. 30, 2026	[1]	32,919		26,316

[1]	The value of Class A and Class B ordinary shares are presented in thousands and are rounded, with a difference no more than $0.4 from the absolute amount.